REPORTABLE BUSINESS SEGMENTS - Geographical Disclosure (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Operating segments:
Sales	$ 650,691	$ 627,016	$ 1,964,132	$ 2,050,973
Non-current assets	240,660		240,660		$ 252,320
Canada
Operating segments:
Sales	160,953	125,029	429,519	336,355
Non-current assets	173,558		173,558		178,802
United States
Operating segments:
Sales	489,738	$ 501,987	1,534,613	$ 1,714,618
Non-current assets	$ 67,102		$ 67,102		$ 73,518